Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of reconciliation of net income (loss) and number of shares used in computed basic and diluted income (loss) per share

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

		For the Period
		from
		July 30, 2019
		(inception)
	Year Ended	Through
	December 31,	December 31,
	2020	2019
Redeemable Ordinary Shares
Numerator: Earnings allocable to Redeemable Ordinary Shares
Interest Income	$744,021	$414,479
Net Earnings	$744,021	$414,479
Denominator: Weighted Average Redeemable Ordinary Shares
Redeemable Ordinary Shares, Basic and Diluted	13,800,000	13,800,000
Earnings/Basic and Diluted Redeemable Ordinary Shares	$0.05	$0.03

Non-Redeemable Ordinary Shares
Numerator: Net (Loss) Income minus Redeemable Net Earnings
Net (Loss) Income	$(1,531,192)	$(378,919)
Redeemable Net Earnings	(744,021)	(414,479)
Non-Redeemable Net Loss	$(2,275,213)	$(793,398)
Denominator: Weighted Average Non-Redeemable Ordinary Shares
Non-Redeemable Ordinary Shares, Basic and Diluted	3,600,000	3,600,000
Loss/Basic and Diluted Non-Redeemable Ordinary Shares	$(0.63)	$(0.22)

SHAPEWAYS, INC
Summary of reconciliation of cash, cash equivalents and restricted cash

	June 30, 2021	December 31, 2020
Cash and cash equivalents	$6,250	$8,564
Restricted cash	145	145
	$6,395	$8,709

	December 31,
	2020	2019
Cash and cash equivalents	$8,564	$9,464
Restricted cash	145	141
	$8,709	$9,605

Summary of estimated useful lives of property, plant and equipment

Asset Category	Depreciable Life
Machinery and equipment	5 years
Computers and IT equipment	3 years
Furniture and fixtures	7 years
Leasehold improvements	**

**	Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or estimated useful life of the asset.

Asset Category	Depreciable Life
Machinery and equipment	5 years
Computers and IT equipment	3 years
Furniture and fixtures	7 years
Leasehold improvements	**

Summary of reconciliation of net income (loss) and number of shares used in computed basic and diluted income (loss) per share

	Six Months Ended June 30,
	2021	2020
Basic net income (loss) per share computation:
Net income (loss)	$1,573	(2,470)
Weighted average common shares – basic	21,655,829	20,571,122
Basic net income (loss) per share	$0.07	$(0.12)
Diluted net income (loss) per share computation:
Net income (loss)	$1,573	$(2,470)

	Six Months Ended June 30,
	2021	2020
Weighted average common shares	21,655,829	20,571,122

Incremental shares from assumed exercise of Preferred Stock warrants, convertible notes, and options	23,242,760	—
Adjusted weighted average shares – diluted	44,898,589	20,571,122
Diluted net income (loss) per share	$0.04	$(0.12)

Summary of anti-dilutive shares of common stock outstanding

	Year Ended December 31,
	2020	2019
Potentially dilutive securities:
Convertible Series A-2 Preferred Stock	3,000,667	3,000,667
Convertible Series B Preferred Stock	1,809,751	1,809,751
Convertible Series B-1 Preferred Stock	2,174,591	2,174,591
Convertible Series C Preferred Stock	4,973,101	4,973,101
Convertible Series D Preferred Stock	3,965,857	3,965,857
Convertible Series E Preferred Stock	6,655,728	6,655,728
Warrants	381,926	381,926
Convertible Promissory Notes	1,610,024	1,495,273